Pension and Other Employee Benefits - Summary of Plan Assets of Defined Benefit Pension Plans (Detail) - Defined Benefit Plan Assets [Member] - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	₱ 13,316	₱ 13,978
Current Financial Assets	512	441
Plan Assets of Defined Benefit Pension Plans	13,985	14,522
Smart and Subsidiaries [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Less: Employee’s share, forfeitures and mandatory reserve account	1,526	1,335
Total Plan Assets of Defined Contribution Plans	4,053	3,618
Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	5,295	4,736
Smart and Subsidiaries [Member] | Current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	5,579	4,953
Parent [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	13,828	14,419
Subsidiaries [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	157	103
Unquoted Equity Investments [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	10,774	9,439
Shares of Stocks [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	1,983	2,017
Corporate Bonds and Loans Receivable [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	303	2,287
Mutual Funds [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	252	225
Government Securities [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	4	10
Cash and Cash Equivalent [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Current Financial Assets	409	399
Cash and Cash Equivalent [member] | Smart and Subsidiaries [Member] | Current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	284	217
Receivables [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Current Financial Assets	103	42
Receivables [Member] | Smart and Subsidiaries [Member] | Current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	284	217
Domestic Fixed Income Investment [Member] | Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	2,655	2,471
Domestic Equities Investment [Member] | Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	738	613
International Equities Investment [Member] | Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	854	723
International Fixed Income Investment [Member] | Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	295	259
Philippine Foreign Currency Bonds Investment [Member] | Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	₱ 753	₱ 670